Supplement to the
Fidelity® Europe Fund
Class A, Class T, Class B and Class C
December 30, 2015
As Revised February 12, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AEUF-SUM-16-01 1.9880468.100	December 1, 2016

Supplement to the
Fidelity® Europe Fund
Class I
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AEUFI-SUM-16-01 1.9880469.100	December 1, 2016

Supplement to the
Fidelity® Europe Fund
December 30, 2015
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity Europe Fund has been removed.

EUR-SUM-16-01 1.9880507.100	December 1, 2016